Intangible Assets, Net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Intangible Assets, Net
Gross carrying value	¥ 5,609,751,000		¥ 3,578,751,000	¥ 2,427,475,000
Accumulated amortization	(3,252,792,000)		(1,921,418,000)	(1,008,040,000)
Total	2,356,959,000		1,657,333,000	1,419,435,000	$ 361,220
Amortization expenses	1,395,100,000	$ 213,813	905,613,000	542,731,000
Impairment charge	0		0	0
Licensed copyrights of content
Intangible Assets, Net
Gross carrying value	4,556,683,000		3,072,959,000	1,997,175,000
Accumulated amortization	(2,891,742,000)		(1,736,608,000)	(921,565,000)
Total	¥ 1,664,941,000		1,336,351,000	1,075,610,000
Weighted-average useful lives	3 years 8 months 12 days	3 years 8 months 12 days
License rights of mobile games
Intangible Assets, Net
Gross carrying value	¥ 299,786,000		71,703,000	18,098,000
Accumulated amortization	(119,493,000)		(35,863,000)	(15,163,000)
Total	180,293,000		35,840,000	2,935,000
Intellectual property and others
Intangible Assets, Net
Gross carrying value	753,282,000		434,089,000	412,202,000
Accumulated amortization	(241,557,000)		(148,947,000)	(71,312,000)
Total	¥ 511,725,000		¥ 285,142,000	¥ 340,890,000